OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 10:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2023	2022

Accrued expenses and other payables	$5,083	$5,067
Subcontractors accrual	2,267	2,105
Accrued taxes	3,146	3,028
Contingent consideration related to acquisition	3,077	2,063

	$13,573	$12,263